HANSBERGER INTERNATIONAL FUND

Supplement dated July 27, 2009, to the Natixis Funds Statement of Additional Information – Part II dated May 1,

2009, as may be revised or supplemented from time to time.

Effective immediately, the reference to “Evare LLC” in the third paragraph within the section “Portfolio Holdings Information” is hereby removed and replaced with “Brown Brothers Harriman & Co.”